Loans from Third Parties (Tables)	12 Months Ended
Dec. 31, 2018
Loans from Third Parties \ Related Party Transactions and Balances [Abstract]
Schedule of loans from third parties

Lender name	Interest rate	Term	December 31, 2018	December 31, 2017
Urumqi Changhe Financing Guarantee Co., Ltd.	Fixed annual rate of 7.0%	Repayment on demand	$2,179,539	$-
Urumuqi National Economic Financing and Guarantee Co., Ltd.	Fixed annual rate of 7.0%	Repayment on demand	1,132,663	-
			$3,312,202	-